Note 4 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2011	2012

Bunkers	1,325,541	1,854,589
Lubricants	1,090,567	1,297,818
Total	2,416,108	3,152,407